Acquisitions (Details Narrative) - USD ($)								6 Months Ended
	Jun. 02, 2025	May 31, 2025	Mar. 25, 2025	Mar. 17, 2025	Feb. 20, 2025	Feb. 11, 2025	Feb. 04, 2025	Jun. 30, 2025
GroupBy [Member]
Business Combination [Line Items]
Date of acquisition agreement						Feb. 11, 2025
Number of shares issued to acquire business			3,999,902
Effective date of acquisition						Mar. 25, 2025
Total purchase price consideration			$ 5,759,859
Transaction costs			$ 1,400,000
BlueDot [Member]
Business Combination [Line Items]
Date of acquisition agreement							Feb. 04, 2025
Number of shares issued to acquire business				1,941,111			819,737
Business acquisition share price				$ 1.75			$ 2.58
Effective date of acquisition				Mar. 17, 2025	Feb. 20, 2025
Business combination control obtained description								The Company accounted for the Bluedot Industries acquisition as a common control transaction as it was an exchange of equity interests in Bluedot between two entities, the Company and DBLP, both under the control of Daniel Wagner. As noted above, DBLP is a related party and is wholly legally owned by Daniel Wagner, a director of DBLP and the Company. Prior to his death, DBLP was beneficially owned by John Wagner, a former director of Rezolve. Additionally, as disclosed in the Company’s Form 20-F for the year ended December 31, 2024, filed with U.S. Securities and Exchange Commission on April 24, 2025, Daniel Wagner, the Company’s founder and Chief Executive Officer controls 75% of the voting power of the Company’s outstanding capital stock. Under ASC 810-10-15-8, a controlling financial interest defined as ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity or individual, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity.
Percentage of issued and outstanding shares acquired				100.00%
BlueDot [Member] | Patents and Trademarks [Member]
Business Combination [Line Items]
Recognized intangible assets				$ 3,400,000
Mpower Plus Global Limited [Member]
Business Combination [Line Items]
Date of acquisition agreement		May 31, 2025
Number of shares issued to acquire business		804,833
Effective date of acquisition		May 31, 2025
Total purchase price consideration		$ 1,529,183
Prediqt Business Solutions Private Limited [Member]
Business Combination [Line Items]
Date of acquisition agreement	Jun. 02, 2025
Effective date of acquisition	Jun. 02, 2025
Total purchase price consideration	$ 100,000
Cash consideration	$ 100,000